SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2022
Disclosure of cash flow statement [text block] [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
23.	SUPPLEMENTARY CASH FLOW INFORMATION

Changes in non-cash operating working capital:	Year Ended March 31,
	2022	2021
Trade and other receivables	$(2,101)	$(470)
Inventories	753	(859)
Prepaids and deposits	(650)	(1,133)
Accounts payable and accrued liabilities	8,014	4,158
Deposits received	422	1,352
Due from a related party	(14)	27
	$6,424	$3,075

	March 31, 2022	March 31, 2021
Cash on hand and at bank	$72,782	$111,191
Bank term deposits and short-term money market investments	40,520	7,544
Total cash and cash equivalents	$113,302	$118,735